Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 8.0%
7,427	(1)	Alphabet, Inc. - Class C	$8,824,019	1.1
242,300		AT&T, Inc.	8,543,498	1.1
20,416	(1)	Charter Communications, Inc.	8,362,189	1.0
190,264		Comcast Corp. – Class A	8,421,085	1.0
42,170	(1)	Facebook, Inc. - Class A	7,829,704	1.0
21,597	(1)	Netflix, Inc.	6,344,119	0.8
139,583		Verizon Communications, Inc.	8,118,147	1.0
57,366		Walt Disney Co.	7,874,057	1.0
			64,316,818	8.0

		Consumer Discretionary: 10.5%
4,197	(1)	Amazon.com, Inc.	7,455,089	0.9
4,331	(1)	Booking Holdings, Inc.	8,516,522	1.1
783,419		Ford Motor Co.	7,183,952	0.9
208,536		General Motors Co.	7,734,600	1.0
38,601		Home Depot, Inc.	8,797,554	1.1
80,426		Lowe's Cos, Inc.	9,023,797	1.1
38,742		McDonald's Corp.	8,444,594	1.1
95,517		Nike, Inc.	8,071,187	1.0
95,634		Starbucks Corp.	9,234,419	1.1
93,060		Target Corp.	9,961,142	1.2
			84,422,856	10.5

		Consumer Staples: 11.0%
166,830		Altria Group, Inc.	7,297,144	0.9
156,443		Coca-Cola Co.	8,610,623	1.1
110,772		Colgate-Palmolive Co.	8,213,744	1.0
30,089		Costco Wholesale Corp.	8,869,034	1.1
259,702		Kraft Heinz Co.	6,627,595	0.8
147,656		Mondelez International, Inc.	8,153,564	1.0
60,681		PepsiCo, Inc.	8,296,913	1.1
102,555		Philip Morris International, Inc.	7,393,190	0.9
72,793		Procter & Gamble Co.	8,751,902	1.1
146,573		Walgreens Boots Alliance, Inc.	7,503,072	1.0
72,580		Walmart, Inc.	8,292,991	1.0
			88,009,772	11.0

		Energy: 5.4%
64,910		Chevron Corp.	7,641,205	1.0
130,424		ConocoPhillips	6,805,524	0.8
105,396		Exxon Mobil Corp.	7,217,518	0.9
391,521		Kinder Morgan, Inc.	7,936,131	1.0
160,626		Occidental Petroleum Corp.	6,984,019	0.9
204,324		Schlumberger Ltd.	6,626,227	0.8
			43,210,624	5.4

		Financials: 14.6%
79,799		Allstate Corp.	8,170,620	1.0
64,476		American Express Co.	7,760,976	1.0
150,635		American International Group, Inc.	7,839,045	1.0
283,268		Bank of America Corp.	7,792,703	1.0
184,169		Bank of New York Mellon Corp.	7,746,148	1.0
37,690	(1)	Berkshire Hathaway, Inc. – Class B	7,666,523	1.0
17,205		BlackRock, Inc.	7,270,145	0.9
89,454		Capital One Financial Corp.	7,748,505	1.0
117,258		Citigroup, Inc.	7,545,552	0.9
40,092		Goldman Sachs Group, Inc.	8,175,160	1.0
73,421		JPMorgan Chase & Co.	8,066,031	1.0
162,587		Metlife, Inc.	7,202,604	0.9
183,746		Morgan Stanley	7,623,622	0.9
153,735		US Bancorp	8,100,297	1.0
172,632		Wells Fargo & Co.	8,039,472	1.0
			116,747,403	14.6

		Health Care: 15.9%
95,485		Abbott Laboratories	8,146,780	1.0
114,159		AbbVie, Inc.	7,504,813	0.9
48,136		Allergan plc	7,688,282	1.0
43,426		Amgen, Inc.	9,059,532	1.1
33,328	(1)	Biogen, Inc.	7,323,828	0.9
177,187		Bristol-Myers Squibb Co.	8,517,379	1.1
86,530	(1)	Celgene Corp.	8,376,104	1.1
145,983		CVS Health Corp.	8,893,284	1.1
56,284		Danaher Corp.	7,997,394	1.0
71,689		Eli Lilly & Co.	8,098,706	1.0
119,127		Gilead Sciences, Inc.	7,569,330	0.9
56,800		Johnson & Johnson	7,290,848	0.9
81,977		Medtronic PLC	8,844,499	1.1
95,325		Merck & Co., Inc.	8,242,753	1.0
183,999		Pfizer, Inc.	6,541,164	0.8
32,438		UnitedHealth Group, Inc.	7,590,492	1.0
			127,685,188	15.9

		Industrials: 12.7%
46,596		3M Co.	7,535,505	0.9
21,953		Boeing Co.	7,992,868	1.0
58,976		Caterpillar, Inc.	7,018,144	0.9
120,893		Emerson Electric Co.	7,204,014	0.9
48,933		FedEx Corp.	7,761,263	1.0
44,965		General Dynamics Corp.	8,600,455	1.1
768,355		General Electric Co.	6,338,929	0.8
45,969		Honeywell International, Inc.	7,567,417	0.9
22,254		Lockheed Martin Corp.	8,547,984	1.1
44,879		Raytheon Co.	8,316,976	1.0
48,136		Union Pacific Corp.	7,796,107	1.0
78,574		United Parcel Service, Inc. - Class B	9,323,591	1.1
61,960		United Technologies Corp.	8,069,670	1.0
			102,072,923	12.7

		Information Technology: 14.0%
43,668		Accenture PLC	8,653,688	1.1
27,252	(1)	Adobe, Inc.	7,753,466	1.0
40,008		Apple, Inc.	8,351,270	1.0
143,389		Cisco Systems, Inc.	6,712,039	0.8
168,377		Intel Corp.	7,982,754	1.0
57,689		International Business Machines Corp.	7,818,590	1.0
30,606		Mastercard, Inc. - Class A	8,611,610	1.1
59,570		Microsoft Corp.	8,212,320	1.0

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
48,957		Nvidia Corp.	$8,200,787	1.0
140,763		Oracle Corp.	7,328,122	0.9
70,302	(1)	PayPal Holdings, Inc.	7,666,433	1.0
105,941		Qualcomm, Inc.	8,239,032	1.0
68,971		Texas Instruments, Inc.	8,535,161	1.1
46,670		Visa, Inc. - Class A	8,438,869	1.0
			112,504,141	14.0

		Materials: 1.8%
156,965		Dow, Inc.	6,691,418	0.9
108,237		DowDuPont, Inc.	7,352,539	0.9
			14,043,957	1.8

		Real Estate: 0.9%
49,967		Simon Property Group, Inc.	7,442,085	0.9

		Utilities: 4.2%
90,243		Duke Energy Corp.	8,369,136	1.0
168,023		Exelon Corp.	7,940,767	1.0
39,068		NextEra Energy, Inc.	8,559,018	1.1
145,082		Southern Co.	8,452,477	1.1
			33,321,398	4.2

	Total Common Stock
	(Cost $487,228,880)		793,777,165	99.0

SHORT-TERM INVESTMENTS: 0.1%
		Mutual Funds: 0.1%
560,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.000%
		(Cost $560,000)	560,000	0.1

		Total Short-Term Investments
		(Cost $560,000)	560,000	0.1

		Total Investments in Securities (Cost $487,788,880)	$794,337,165	99.1
		Assets in Excess of Other Liabilities	7,291,217	0.9
		Net Assets	$801,628,382	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of August 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$793,777,165	$–	$–	$793,777,165

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Short-Term Investments	$560,000	$–	$–	$560,000
Total Investments, at fair value	$794,337,165	$–	$–	$794,337,165
Other Financial Instruments+
Futures	40,704	–	–	40,704
Total Assets	$794,377,869	$–	$–	$794,377,869

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2019, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	48	09/20/19	$7,019,520	$40,704
			$7,019,520	$40,704

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $500,154,069.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$322,602,367
Gross Unrealized Depreciation	(28,378,567)
Net Unrealized Appreciation	$294,223,800

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of August 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 26.8%
19,768		iShares 20+ Year Treasury Bond ETF	$2,911,431	2.1
35,076		iShares Core S&P 500 ETF	10,321,815	7.5
60,305		Vanguard Global ex-U.S. Real Estate ETF	3,491,660	2.6
39,002		Vanguard Real Estate ETF	3,596,764	2.6
42,013		Vanguard Russell 1000 Growth ETF	6,904,837	5.0
87,770		Vanguard Value ETF	9,524,800	7.0

		Total Exchange-Traded Funds (Cost $35,425,864)	36,751,307	26.8

MUTUAL FUNDS: 71.6%
		Affiliated Investment Companies: 71.6%
866,442		Voya Floating Rate Fund - Class I	8,231,203	6.0
1,403,967		Voya Global Bond Fund - Class R6	13,716,757	10.0
695,646		Voya High Yield Bond Fund - Class R6	5,565,169	4.1
595,633		Voya Intermediate Bond Fund - Class R6	6,266,059	4.6
67,678		Voya Large-Cap Growth Fund - Class R6	3,132,830	2.3
113,850	(1)	Voya MidCap Opportunities Fund - Class R6	2,769,959	2.0
1,049,793		Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,324,570	9.0
1,124,391		Voya Multi-Manager International Equity Fund - Class I	12,222,133	8.9
1,649,119		Voya Multi-Manager International Factors Fund - Class I	15,006,980	10.9
282,718		Voya Multi-Manager Mid Cap Value Fund - Class I	2,722,574	2.0
199,097		Voya Small Company Fund - Class R6	2,689,805	2.0
602,909		Voya Strategic Income Opportunities Fund - Class R6	6,215,993	4.5
602,686		Voya U.S. High Dividend Low Volatility Fund - Class I	7,208,122	5.3

		Total Mutual Funds (Cost $92,779,353)	98,072,154	71.6

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
2,517		Chase Funding Trust Series 2003-5 2A2, 2.745%, (US0001M + 0.600%), 07/25/2033	$2,473	0.0
27,118	(2),(3)	Credit-Based Asset Servicing and Securitization LLC 2007-SP1 A4, 5.417%, 12/25/2037	27,617	0.0

		Total Asset-Backed Securities (Cost $29,635)	30,090	0.0

		Total Long-Term Investments (Cost $128,234,852)	134,853,551	98.4

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
		Mutual Funds: 0.4%
481,805	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.020% (Cost $481,805)	481,805	0.4

		Total Short-Term Investments (Cost $481,805)	481,805	0.4

		Total Investments in Securities (Cost $128,716,657)	$135,335,356	98.8
		Assets in Excess of Other Liabilities	1,645,526	1.2
		Net Assets	$136,980,882	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Variable rate security. Rate shown is the rate in effect as of August 31, 2019.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Rate shown is the 7-day yield as of August 31, 2019.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of August 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$36,751,307	$–	$–	$36,751,307
Mutual Funds	98,072,154	–	–	98,072,154
Asset-Backed Securities	–	30,090	–	30,090
Short-Term Investments	481,805	–	–	481,805
Total Investments, at fair value	$135,305,266	$30,090	$–	$135,335,356
Other Financial Instruments+
Forward Foreign Currency Contracts	–	131,466	–	131,466
Futures	770,748	–	–	770,748
Total Assets	$136,076,014	$161,556	$–	$136,237,570
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(433,884)	$–	$(433,884)
Futures	(402,772)	–	–	(402,772)
Total Liabilities	$(402,772)	$(433,884)	$–	$(836,656)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2019 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$8,435,303	$115,663	$(222,751)	$(97,012)	$8,231,203	$115,663	$(6,940)	$-
Voya Global Bond Fund - Class R6	14,266,890	158,412	(958,512)	249,967	13,716,757	158,403	52,226	-
Voya High Yield Bond Fund - Class R6	5,661,383	81,062	(305,695)	128,419	5,565,169	81,040	929	-
Voya Intermediate Bond Fund - Class R6	6,454,841	56,612	(448,111)	202,717	6,266,059	56,591	19,238	-
Voya Large-Cap Growth Fund - Class R6	3,031,115	–	(144,313)	246,028	3,132,830	–	2,306	-
Voya MidCap Opportunities Fund - Class R6	2,749,855	–	(70,286)	90,390	2,769,959	–	62,096	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,815,367	103,389	–	405,814	12,324,570	–	-	-
Voya Multi-Manager International Equity Fund - Class I	12,034,461	–	(14,251)	201,923	12,222,133	–	933	-
Voya Multi-Manager International Factors Fund - Class I	14,933,560	–	(67,070)	140,490	15,006,980	–	(5,993)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,624,403	–	(8,456)	106,627	2,722,574	–	(1,709)	-
Voya Small Company Fund - Class R6	2,622,965	–	(8,354)	75,194	2,689,805	–	893	-
Voya Strategic Income Opportunities Fund - Class R6	6,490,969	78,523	(382,047)	28,548	6,215,993	78,468	3,443	-
Voya U.S. High Dividend Low Volatility Fund - Class I	7,167,271	47,611	(382,772)	376,012	7,208,122	47,611	5,983	-
	$98,288,383	$641,272	$(3,012,618)	$2,155,117	$98,072,154	$537,776	$133,405	$-

 The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2019, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK 85,600,000	USD 8,893,912	BNP Paribas	09/05/19	$(171,658)
USD 3,547,778	EUR 3,200,000	BNP Paribas	09/05/19	30,552
USD 5,456,938	CAD 7,200,000	BNP Paribas	09/05/19	49,010
CHF 4,200,000	USD 4,238,763	Brown Brothers Harriman & Co.	09/05/19	5,124
NZD 3,400,000	USD 2,232,906	Brown Brothers Harriman & Co.	09/05/19	(90,504)
USD 7,481,647	JPY 808,200,000	Goldman Sachs International	09/05/19	(126,586)
SGD 5,300,000	USD 3,864,312	Morgan Stanley Capital Services LLC	09/05/19	(45,136)
USD 2,471,278	AUD 3,600,000	Morgan Stanley Capital Services LLC	09/05/19	46,780
				$(302,418)

At August 31, 2019, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	139	09/20/19	$20,327,360	$(402,409)
U.S. Treasury 10-Year Note	11	12/19/19	1,448,906	(363)
			$21,776,266	$(402,772)
Short Contracts:
EURO STOXX 50® Index	(217)	09/20/19	(8,154,075)	120,076
Mini MSCI Emerging Markets Index	(156)	09/20/19	(7,675,200)	449,611
Tokyo Price Index (TOPIX)	(41)	09/12/19	(5,827,646)	201,061
			$(21,656,921)	$770,748

Currency	Abbreviations

AUD	-	Australian Dollar

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of August 31, 2019 (Unaudited) (Continued)

CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $130,553,500.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$8,112,448
Gross Unrealized Depreciation	(3,700,287)

Net Unrealized Appreciation	$4,412,161

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Communication Services: 2.5%
11,093	(1)	Altice USA, Inc.	$320,366	0.3
9,780	(1)	AMC Networks, Inc.	474,330	0.4
16,160		Cinemark Holdings, Inc.	616,665	0.5
10,472	(1)	Live Nation Entertainment, Inc.	727,909	0.6
2,798		Sinclair Broadcast Group, Inc.	124,707	0.1
15,350		Telephone & Data Systems, Inc.	386,820	0.3
5,565		World Wrestling Entertainment, Inc.	397,508	0.3
			3,048,305	2.5

		Consumer Discretionary: 11.9%
6,719	(1)	Adtalem Global Education, Inc.	287,036	0.2
26,113		American Eagle Outfitters, Inc.	439,221	0.4
186	(1)	Autozone, Inc.	204,914	0.2
14,545		Bed Bath & Beyond, Inc.	140,650	0.1
4,723		Boyd Gaming Corp.	113,541	0.1
13,426		Brinker International, Inc.	510,188	0.4
15,630		Brunswick Corp.	728,358	0.6
12,746	(1)	Caesars Entertainment Corp.	146,706	0.1
3,660		Cheesecake Factory	139,043	0.1
782	(2)	Cracker Barrel Old Country Store, Inc.	129,343	0.1
40,182		Dana, Inc.	511,517	0.4
3,205		Darden Restaurants, Inc.	387,741	0.3
5,889	(1)	Deckers Outdoor Corp.	868,333	0.7
8,806		Delphi Technologies PLC	116,503	0.1
9,210		Dick's Sporting Goods, Inc.	313,508	0.3
4,829		Domino's Pizza, Inc.	1,095,410	0.9
3,023	(1),(2)	Eldorado Resorts, Inc.	116,416	0.1
1,066		Expedia Group, Inc.	138,687	0.1
4,340	(1)	Five Below, Inc.	533,256	0.4
22,023		Gentex Corp.	585,812	0.5
3,380	(1)	Helen of Troy Ltd.	518,864	0.4
4,181		Jack in the Box, Inc.	356,723	0.3
25,853		KB Home	726,211	0.6
5,349		Kohl's Corp.	252,794	0.2
2,333		Lear Corp.	261,903	0.2
8,290	(1)	Norwegian Cruise Line Holdings Ltd.	420,718	0.3
165	(1)	NVR, Inc.	593,835	0.5
1,490	(1)	Ollie's Bargain Outlet Holdings, Inc.	82,620	0.1
15,592	(1)	Penn National Gaming, Inc.	298,899	0.2
5,440		Pulte Group, Inc.	183,872	0.1
2,506		Ralph Lauren Corp.	221,380	0.2
11,888	(1),(2)	Sally Beauty Holdings, Inc.	145,390	0.1
26,854		Service Corp. International	1,243,340	1.0
7,501		Signet Jewelers Ltd.	91,812	0.1
2,900		Six Flags Entertainment Corp.	171,593	0.1
4,170	(1)	Skechers USA, Inc.	132,022	0.1
9,557		Toll Brothers, Inc.	345,868	0.3
7,629		Tupperware Brands Corp.	99,253	0.1
5,434	(1)	Urban Outfitters, Inc.	127,210	0.1
11,150		Wendy's Company	245,300	0.2
16,557		Wyndham Destinations, Inc.	734,137	0.6
			14,759,927	11.9

		Consumer Staples: 2.8%
5,064		Church & Dwight Co., Inc.	404,006	0.3
1,540		Hershey Co.	244,059	0.2
7,983		Ingredion, Inc.	616,846	0.5
6,685		Lamb Weston Holdings, Inc.	470,557	0.4
10,431		Nu Skin Enterprises, Inc.	423,707	0.3
9,278	(1)	Post Holdings, Inc.	924,924	0.8
3,637		Tyson Foods, Inc.	338,387	0.3
			3,422,486	2.8

		Energy: 2.3%
12,151	(1)	Apergy Corp.	315,683	0.2
68,623	(1),(2)	Chesapeake Energy Corp.	98,817	0.1
23,250	(1)	CNX Resources Corp.	185,303	0.1
34,431		EQT Corp.	350,163	0.3
6,229		HollyFrontier Corp.	276,319	0.2
10,584		Marathon Oil Corp.	125,315	0.1
6,583		Murphy Oil Corp.	120,008	0.1
31,172		Patterson-UTI Energy, Inc.	269,638	0.2
19,079		PBF Energy, Inc.	452,172	0.4
138,735	(1)	Southwestern Energy Co.	219,201	0.2
6,371		World Fuel Services Corp.	244,646	0.2
19,055	(1)	WPX Energy, Inc.	205,032	0.2
			2,862,297	2.3

		Financials: 16.8%
226	(1)	Alleghany Corp.	169,344	0.1
9,704		Ally Financial, Inc.	304,220	0.2
4,343		American Financial Group, Inc.	438,513	0.4
3,273		Ameriprise Financial, Inc.	422,152	0.3
7,988	(1)	Athene Holding Ltd.	310,414	0.3
6,314		AXA Equitable Holdings, Inc.	131,142	0.1
19,597		Bank OZK	505,603	0.4
3,786		Brown & Brown, Inc.	139,666	0.1
17,928		Cathay General Bancorp.	595,030	0.5
11,019		Citizens Financial Group, Inc.	371,781	0.3
6,649		Comerica, Inc.	409,911	0.3
4,575		Discover Financial Services	365,863	0.3
7,979		E*Trade Financial Corp.	333,043	0.3

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
20,178		East West Bancorp, Inc.	$829,921	0.7
8,578		Evercore, Inc.	684,181	0.6
2,146		Factset Research Systems, Inc.	583,905	0.5
16,640		First American Financial Corp.	972,608	0.8
4,778	(1)	Green Dot Corp.	146,111	0.1
14,876		Hancock Whitney Corp.	522,296	0.4
4,489		Hanover Insurance Group, Inc.	597,710	0.5
7,891		Hartford Financial Services Group, Inc.	459,887	0.4
4,139		Kemper Corp.	289,647	0.2
4,481		LPL Financial Holdings, Inc.	335,851	0.3
1,001		M&T Bank Corp.	146,356	0.1
1,340		MarketAxess Holdings, Inc.	532,811	0.4
33,155		MGIC Investment Corp.	419,411	0.3
42,159		Navient Corp.	537,106	0.4
48,922		Old Republic International Corp.	1,142,818	0.9
8,443		Popular, Inc.	443,849	0.4
7,870		Primerica, Inc.	937,868	0.8
7,126		Reinsurance Group of America, Inc.	1,097,190	0.9
697		RenaissanceRe Holdings Ltd.	125,843	0.1
5,444		Signature Bank	635,043	0.5
27,938		SLM Corp.	235,797	0.2
9,720		Sterling Bancorp	185,360	0.2
10,998		Stifel Financial Corp.	587,513	0.5
23,934		Synovus Financial Corp.	850,614	0.7
18,749		TCF Financial Corp.	722,961	0.6
9,494		Unum Group	241,243	0.2
15,163		Webster Financial Corp.	678,696	0.5
12,147		Wintrust Financial Corp.	763,196	0.6
2,299		WR Berkley Corp.	163,804	0.1
9,282		Zions Bancorp NA	381,397	0.3
			20,747,675	16.8

		Health Care: 9.9%
4,232	(1)	Amedisys, Inc.	544,701	0.4
1,722		AmerisourceBergen Corp.	141,669	0.1
909	(1)	Bio-Rad Laboratories, Inc.	306,978	0.3
618		Bio-Techne Corp.	118,390	0.1
9,610		Bruker Corp.	414,864	0.3
2,745		Cardinal Health, Inc.	118,392	0.1
3,048	(1)	Catalent, Inc.	160,751	0.1
2,950	(1)	Centene Corp.	137,529	0.1
7,113	(1)	Charles River Laboratories International, Inc.	933,226	0.8
2,368		Chemed Corp.	1,016,890	0.8
15,259		Encompass Health Corp.	927,595	0.8
21,841	(1)	Exelixis, Inc.	433,544	0.4
5,998	(1)	Haemonetics Corp.	800,913	0.6
4,002	(1)	HealthEquity, Inc.	237,559	0.2
10,608		Hill-Rom Holdings, Inc.	1,142,269	0.9
463	(1)	Idexx Laboratories, Inc.	134,150	0.1
2,634	(1),(2)	Ligand Pharmaceuticals, Inc.	239,457	0.2
26,497	(1),(2)	Mallinckrodt PLC - W/I	68,627	0.1
7,839	(1)	Masimo Corp.	1,201,327	1.0
5,122	(1)	Molina Healthcare, Inc.	667,294	0.5
5,189		Patterson Cos., Inc.	86,760	0.1
6,249	(1)	PRA Health Sciences, Inc.	617,651	0.5
5,641	(1)	Prestige Consumer Healthcare, Inc.	179,835	0.1
1,719	(1)	STERIS Public Ltd. Co.	265,414	0.2
8,125	(1)	Syneos Health, Inc.	426,806	0.3
17,856	(1)	Tenet Healthcare Corp.	386,582	0.3
1,989	(1)	Veeva Systems, Inc.	318,996	0.3
1,692		West Pharmaceutical Services, Inc.	246,118	0.2
			12,274,287	9.9

		Industrials: 15.7%
5,346		AGCO Corp.	369,515	0.3
9,140		Allison Transmission Holdings, Inc.	406,090	0.3
3,605		Ametek, Inc.	309,778	0.3
2,065		Armstrong World Industries, Inc.	197,146	0.2
6,734	(1)	ASGN, Inc.	420,673	0.3
3,865	(1)	Avis Budget Group, Inc.	95,736	0.1
2,814		Brink's Co.	211,753	0.2
1,619		Carlisle Cos., Inc.	234,690	0.2
8,533		Crane Co.	650,556	0.5
8,451		Curtiss-Wright Corp.	1,036,431	0.8
10,547		Deluxe Corp.	486,006	0.4
12,304		EMCOR Group, Inc.	1,075,862	0.9
5,557		EnerSys	311,192	0.3
2,563	(1)	Genesee & Wyoming, Inc.	284,185	0.2
2,469		Graco, Inc.	112,512	0.1
16,867		Herman Miller, Inc.	713,137	0.6
8,475		HNI Corp.	264,335	0.2
5,160		Hubbell, Inc.	676,682	0.5
9,784		IDEX Corp.	1,611,523	1.3
4,879		Ingersoll-Rand PLC - Class A	590,798	0.5
5,355		Insperity, Inc.	530,466	0.4
7,349		ITT, Inc.	418,305	0.3
2,230		Landstar System, Inc.	248,690	0.2
533		Lennox International, Inc.	135,265	0.1
8,146		Manpowergroup, Inc.	665,854	0.5
6,115	(1)	Mastec, Inc.	384,450	0.3
8,529		MSC Industrial Direct Co.	576,731	0.5
24,362		nVent Electric PLC	493,574	0.4
4,262		Old Dominion Freight Line	697,945	0.6
8,776		Oshkosh Corp.	616,690	0.5
8,572		Regal Beloit Corp.	607,755	0.5
2,769		Ryder System, Inc.	133,383	0.1
8,857		Schneider National, Inc.	172,180	0.1
831	(1)	Teledyne Technologies, Inc.	256,438	0.2
16,372		Timken Co.	657,827	0.5
12,357		Toro Co.	889,828	0.7
3,870	(1)	United Airlines Holdings, Inc.	326,280	0.3
14,443		Werner Enterprises, Inc.	471,997	0.4
3,859	(1)	Wesco International, Inc.	173,964	0.1

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
6,584		Woodward, Inc.	$710,084	0.6
3,534	(1)	XPO Logistics, Inc.	250,419	0.2
			19,476,725	15.7

		Information Technology: 16.4%
9,661	(1)	ACI Worldwide, Inc.	287,705	0.2
22,763		Avnet, Inc.	953,542	0.8
9,828		Belden, Inc.	448,255	0.4
3,213		Booz Allen Hamilton Holding Corp.	242,614	0.2
3,101	(1)	CACI International, Inc.	689,321	0.6
5,914	(1)	Cadence Design Systems, Inc.	404,991	0.3
5,637		CDK Global, Inc.	243,293	0.2
3,127		CDW Corp.	361,168	0.3
12,218	(1)	Cirrus Logic, Inc.	655,373	0.5
4,654		Citrix Systems, Inc.	432,729	0.3
3,844		Cognex Corp.	173,287	0.1
4,567	(1)	Dell Technologies, Inc.	235,337	0.2
4,297	(1)	Fair Isaac Corp.	1,515,638	1.2
6,735	(1)	Fortinet, Inc.	533,277	0.4
13,580		Hewlett Packard Enterprise Co.	187,676	0.2
10,123		j2 Global, Inc.	856,406	0.7
28,906		Jabil, Inc.	832,782	0.7
21,051		KBR, Inc.	537,221	0.4
5,661		Leidos Holdings, Inc.	494,545	0.4
1,348		Littelfuse, Inc.	210,382	0.2
4,443		LogMeIn, Inc.	296,970	0.2
6,905	(1)	Lumentum Holdings, Inc.	385,023	0.3
2,503		Maxim Integrated Products	136,514	0.1
3,307		MAXIMUS, Inc.	254,441	0.2
10,271		MKS Instruments, Inc.	804,117	0.7
1,102		Monolithic Power Systems, Inc.	165,917	0.1
23,911	(1)	NCR Corp.	753,436	0.6
2,060		NetApp, Inc.	99,004	0.1
10,575	(1)	ON Semiconductor Corp.	188,235	0.2
20,596		Perspecta, Inc.	534,466	0.4
2,417	(1)	PTC, Inc.	158,241	0.1
33,904		Sabre Corp.	801,491	0.6
10,336	(1)	Semtech Corp.	433,802	0.4
2,349	(1)	Silicon Laboratories, Inc.	256,041	0.2
2,806		SYNNEX Corp.	235,171	0.2
6,821	(1)	Tech Data Corp.	632,511	0.5
15,497		Teradyne, Inc.	820,876	0.7
11,853	(1)	Trimble, Inc.	444,725	0.4
589	(1)	Tyler Technologies, Inc.	151,102	0.1
706		Universal Display Corp.	145,062	0.1
37,350		Vishay Intertechnology, Inc.	591,250	0.5
3,250	(1)	WEX, Inc.	664,787	0.5
7,396		Xerox Holdings Corp.	214,410	0.2
4,160	(1)	Zebra Technologies Corp.	852,925	0.7
			20,316,059	16.4

		Materials: 5.6%
1,037		Aptargroup, Inc.	126,742	0.1
2,585		Avery Dennison Corp.	298,748	0.2
4,802		Carpenter Technology Corp.	233,569	0.2
2,350		Celanese Corp.	266,419	0.2
15,099		Chemours Co.	213,953	0.2
13,110		Commercial Metals Co.	205,434	0.2
3,053		Compass Minerals International, Inc.	151,826	0.1
10,856		Domtar Corp.	357,705	0.3
5,743		Greif, Inc. - Class A	202,096	0.2
9,160		Huntsman Corp.	182,467	0.1
3,174	(1)	Ingevity Corp.	241,764	0.2
20,520		Louisiana-Pacific Corp.	493,301	0.4
5,612		Minerals Technologies, Inc.	270,498	0.2
7,838		Olin Corp.	133,089	0.1
3,294		Packaging Corp. of America	331,311	0.3
20,870		PolyOne Corp.	668,049	0.5
6,455		Reliance Steel & Aluminum Co.	627,620	0.5
2,174		RPM International, Inc.	147,115	0.1
10,215		Sonoco Products Co.	584,298	0.5
30,811		Steel Dynamics, Inc.	831,897	0.7
12,032		Worthington Industries, Inc.	417,510	0.3
			6,985,411	5.6

		Real Estate: 10.7%
14,186		Alexander & Baldwin, Inc.	324,717	0.3
17,137		Brixmor Property Group, Inc.	315,835	0.2
7,114		Brookfield Property REIT, Inc.	133,885	0.1
7,535		Camden Property Trust	815,664	0.7
7,181	(1)	CBRE Group, Inc.	375,351	0.3
33,357		CoreCivic, Inc.	565,401	0.5
23,358		Cousins Properties, Inc.	810,523	0.6
18,298		Douglas Emmett, Inc.	772,176	0.6
5,890		EastGroup Properties, Inc.	733,423	0.6
5,156		Equity Lifestyle Properties, Inc.	694,616	0.6
24,981		First Industrial Realty Trust, Inc.	973,010	0.8
29,200		Geo Group, Inc./The	501,072	0.4
19,720		Highwoods Properties, Inc.	852,101	0.7
32,219		Hospitality Properties Trust	777,767	0.6
4,959		Jones Lang LaSalle, Inc.	664,754	0.5
13,384		Lamar Advertising Co.	1,025,884	0.8
4,347		Life Storage, Inc.	460,608	0.4
3,460		National Retail Properties, Inc.	194,279	0.2
4,852		Omega Healthcare Investors, Inc.	197,379	0.2
13,252		Outfront Media, Inc.	364,165	0.3
1,905		PS Business Parks, Inc.	342,157	0.3
24,559		Retail Properties of America, Inc.	278,990	0.2
2,259		SL Green Realty Corp.	181,217	0.1
29,719	(2)	Tanger Factory Outlet Centers, Inc.	420,227	0.3
26,529		Urban Edge Properties	464,523	0.4
			13,239,724	10.7

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 5.2%
14,819	AES Corp.	$227,175	0.2
7,494	Ameren Corp.	578,162	0.5
3,036	Aqua America, Inc.	134,464	0.1
9,664	Idacorp, Inc.	1,061,204	0.9
20,204	MDU Resources Group, Inc.	543,286	0.4
11,830	NorthWestern Corp.	856,965	0.7
9,731	NRG Energy, Inc.	354,208	0.3
8,909	OGE Energy Corp.	381,929	0.3
3,570	Pinnacle West Capital Corp.	340,257	0.3
15,749	PNM Resources, Inc.	803,357	0.6
22,585	UGI Corp.	1,099,212	0.9
		6,380,219	5.2

	Total Common Stock
	(Cost $115,836,185)	123,513,115	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Repurchase Agreements(3): 1.0%
285,108	(3) BNP Paribas S.A., Repurchase Agreement dated 08/30/19, 2.15%, due 09/03/19 (Repurchase Amount $285,175, collateralized by various U.S. Government Securities, 0.000%-8.750%, Market Value plus accrued interest $290,810, due 10/24/19-11/15/48)	285,108	0.2
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 08/30/19, 2.16%, due 09/03/19 (Repurchase Amount $1,000,237, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-7.000%, Market Value plus accrued interest $1,020,000, due 01/17/20-09/09/49)	1,000,000	0.8
		1,285,108	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
69,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.000%
	(Cost $69,000)	$69,000	0.1

	Total Short-Term Investments
	(Cost $1,354,108)	1,354,108	1.1

	Total Investments in Securities (Cost $117,190,293)	$124,867,223	100.9
	Liabilities in Excess of Other Assets	(1,161,284)	(0.9)
	Net Assets	$123,705,939	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$123,513,115	$–	$–	$123,513,115

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Short-Term Investments	$69,000	$1,285,108	$–	$1,354,108
Total Investments, at fair value	$123,582,115	$1,285,108	$–	$124,867,223

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $118,155,113.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$17,856,355
Gross Unrealized Depreciation	(11,144,245)

Net Unrealized Appreciation	$6,712,110

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Communication Services: 2.3%
215,857	(1)	Gray Television, Inc.	$3,302,612	0.7
221,892	(1)	Imax Corp.	4,641,981	0.9
250,576	(1)	Vonage Holdings Corp.	3,312,615	0.7
			11,257,208	2.3

		Consumer Discretionary: 9.0%
143,099		American Eagle Outfitters, Inc.	2,406,925	0.5
51,723		BJ's Restaurants, Inc.	1,884,786	0.4
219,496		Callaway Golf Co.	3,898,249	0.8
94,115	(1)	CROCS, Inc.	2,098,764	0.4
159,837		Dana, Inc.	2,034,725	0.4
276,691		Extended Stay America, Inc.	3,887,509	0.8
24,888	(1)	Five Below, Inc.	3,057,989	0.6
36,686	(1)	Helen of Troy Ltd.	5,631,668	1.2
40,220		Jack in the Box, Inc.	3,431,570	0.7
127,788		La-Z-Boy, Inc.	4,072,604	0.8
16,391		Marriott Vacations Worldwide Corp.	1,615,989	0.3
57,871	(1)	Meritage Homes Corp.	3,781,291	0.8
106,881		Red Rock Resorts, Inc.	2,228,469	0.5
27,704	(1)	TopBuild Corp.	2,565,944	0.5
58,771	(1),(2)	YETI Holdings, Inc.	1,660,281	0.3
			44,256,763	9.0

		Consumer Staples: 3.8%
201,200	(1)	BJ's Wholesale Club Holdings, Inc.	5,283,512	1.1
86,004	(2)	Energizer Holdings, Inc.	3,311,154	0.7
319,727	(1)	Hostess Brands, Inc.	4,482,572	0.9
115,202	(1)	Performance Food Group Co.	5,390,302	1.1
			18,467,540	3.8

		Energy: 1.6%
350,025	(1)	Carrizo Oil & Gas, Inc.	2,901,707	0.6
33,735	(1)	Dril-Quip, Inc.	1,546,750	0.3
185,928	(1)	Parsley Energy, Inc.	3,329,971	0.7
			7,778,428	1.6

		Financials: 18.8%
108,894		Atlantic Union Bankshares Corp.	3,932,162	0.8
211,058		CenterState Bank Corp.	4,774,132	1.0
137,456		Columbia Banking System, Inc.	4,743,607	1.0
474,144		First BanCorp. Puerto Rico	4,542,300	0.9
199,828		First Financial Bancorp.	4,679,972	1.0
126,561		Hancock Whitney Corp.	4,443,557	0.9
22,340		Hanover Insurance Group, Inc.	2,974,571	0.6
112,119		Houlihan Lokey, Inc.	4,953,417	1.0
80,816		Independent Bank Group, Inc.	3,952,711	0.8
50,136		Kemper Corp.	3,508,517	0.7
68,370		Lakeland Financial Corp.	2,894,102	0.6
202,957		OFG Bancorp	4,164,678	0.8
74,163		Pinnacle Financial Partners, Inc.	3,906,165	0.8
56,286		Piper Jaffray Cos.	4,095,369	0.8
71,888		ProAssurance Corp.	2,808,664	0.6
244,088		Radian Group, Inc.	5,504,184	1.1
293,422		Redwood Trust, Inc.	4,870,805	1.0
61,054		Selective Insurance Group	4,861,730	1.0
92,290		Stifel Financial Corp.	4,930,132	1.0
241,721		Two Harbors Investment Corp.	3,052,936	0.6
53,774		Wintrust Financial Corp.	3,378,620	0.7
127,025		WSFS Financial Corp.	5,235,971	1.1
			92,208,302	18.8

		Health Care: 12.3%
57,488	(1),(2)	Aerie Pharmaceuticals, Inc.	1,245,190	0.3
40,014	(1)	Amedisys, Inc.	5,150,202	1.0
198,520	(1)	Amicus Therapeutics, Inc.	1,963,363	0.4
56,356	(1)	Amphastar Pharmaceuticals, Inc.	1,265,756	0.3
37,002	(1)	Arena Pharmaceuticals, Inc.	1,957,036	0.4
36,291	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,422,244	0.3
28,023	(1)	Blueprint Medicines Corp.	2,148,523	0.4
33,391	(1)	Change Healthcare, Inc.	468,476	0.1
35,841		Conmed Corp.	3,611,698	0.7
40,581	(1)	Emergent Biosolutions, Inc.	1,777,448	0.4
73,744		Encompass Health Corp.	4,482,898	0.9
57,537	(1),(2)	Epizyme, Inc.	746,255	0.2
52,629	(1)	FibroGen, Inc.	2,350,411	0.5
44,182	(1)	HealthEquity, Inc.	2,622,643	0.5
39,096		Hill-Rom Holdings, Inc.	4,209,857	0.9
81,661	(1),(2)	Immunomedics, Inc.	1,045,261	0.2
45,033	(1)	Insmed, Inc.	740,342	0.2
96,358	(1)	Iovance Biotherapeutics, Inc.	2,024,482	0.4
4,946	(1)	Ligand Pharmaceuticals, Inc.	449,641	0.1
7,178	(1)	Medpace Holdings, Inc.	580,772	0.1
118,921	(1)	Merit Medical Systems, Inc.	4,136,072	0.8
21,990	(1)	Novocure Ltd.	1,998,011	0.4
39,734	(1)	Repligen Corp.	3,687,713	0.8
13,267	(1)	Supernus Pharmaceuticals, Inc.	358,607	0.1
85,333	(1)	Syneos Health, Inc.	4,482,542	0.9
171,502	(1),(2)	Tivity Health, Inc.	3,131,627	0.6
17,743	(1)	Ultragenyx Pharmaceutical, Inc.	966,461	0.2
55,172	(1)	Wright Medical Group NV	1,150,336	0.2
			60,173,867	12.3

		Industrials: 16.2%
164,866	(1)	Air Transport Services Group, Inc.	3,330,293	0.7
33,051		Alamo Group, Inc.	3,773,763	0.8
69,080		Barnes Group, Inc.	3,098,238	0.6
95,344	(1)	Beacon Roofing Supply, Inc.	3,039,567	0.6

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
32,995	(1)	Casella Waste Systems, Inc.	$1,501,273	0.3
35,680		Curtiss-Wright Corp.	4,375,795	0.9
72,506		Deluxe Corp.	3,341,076	0.7
65,004		EMCOR Group, Inc.	5,683,950	1.2
66,978	(1)	Generac Holdings, Inc.	5,223,614	1.1
104,056		Granite Construction, Inc.	2,959,353	0.6
68,366	(1)	Huron Consulting Group, Inc.	4,184,683	0.8
33,835		ICF International, Inc.	2,864,471	0.6
52,329		Regal Beloit Corp.	3,710,126	0.7
125,761	(1)	SP Plus Corp.	4,340,012	0.9
89,533	(1)	Spirit Airlines, Inc.	3,361,069	0.7
46,309	(1)	SPX FLOW, Inc.	1,561,076	0.3
61,004		Tetra Tech, Inc.	4,948,644	1.0
47,636	(1)	Trex Co., Inc.	4,074,307	0.8
88,526		Universal Forest Products, Inc.	3,461,367	0.7
44,200		Watts Water Technologies, Inc.	4,050,046	0.8
92,890		Werner Enterprises, Inc.	3,035,645	0.6
35,388		Woodward, Inc.	3,816,596	0.8
			79,734,964	16.2

		Information Technology: 16.6%
163,816	(1)	ACI Worldwide, Inc.	4,878,440	1.0
21,119	(1)	CACI International, Inc.	4,694,543	1.0
67,048	(1)	Cardtronics plc	1,985,962	0.4
63,700	(1)	Cornerstone OnDemand, Inc.	3,323,229	0.7
70,299		Entegris, Inc.	3,010,906	0.6
86,593	(1)	Envestnet, Inc.	4,953,986	1.0
166,196	(1)	Evo Payments, Inc.	4,932,697	1.0
75,212	(1)	ExlService Holdings, Inc.	5,091,852	1.0
173,426	(1)	Harmonic, Inc.	1,142,877	0.2
72,731		j2 Global, Inc.	6,153,043	1.3
78,213	(1)	Lumentum Holdings, Inc.	4,361,157	0.9
72,707		Mantech International Corp.	5,109,848	1.0
102,991	(1)	Plexus Corp.	5,892,115	1.2
173,454	(1)	Rudolph Technologies, Inc.	3,814,253	0.8
61,355	(1)	Semtech Corp.	2,575,069	0.5
41,088	(1)	Silicon Laboratories, Inc.	4,478,592	0.9
50,804		SYNNEX Corp.	4,257,883	0.9
74,406	(1)	Verint Systems, Inc.	3,965,096	0.8
275,556	(1)	Viavi Solutions, Inc.	3,827,473	0.8
81,984	(1)	Virtusa Corp.	2,962,902	0.6
			81,411,923	16.6

		Materials: 3.5%
53,247		Carpenter Technology Corp.	2,589,934	0.5
195,286		Commercial Metals Co.	3,060,132	0.6
58,309		Minerals Technologies, Inc.	2,810,494	0.6
104,517		PolyOne Corp.	3,345,589	0.7
68,266		Sensient Technologies Corp.	4,459,135	0.9
31,328		Worthington Industries, Inc.	1,087,081	0.2
			17,352,365	3.5

		Real Estate: 8.5%
115,349		Americold Realty Trust	4,201,011	0.9
201,515		Columbia Property Trust, Inc.	4,310,406	0.9
122,495		Cousins Properties, Inc.	4,250,577	0.9
204,222		Easterly Government Properties, Inc.	4,196,762	0.8
41,377		EastGroup Properties, Inc.	5,152,264	1.0
113,718		First Industrial Realty Trust, Inc.	4,429,316	0.9
126,045		Hudson Pacific Properties, Inc.	4,285,530	0.9
308,313		Physicians Realty Trust	5,339,981	1.1
66,434		Ryman Hospitality Properties	5,292,132	1.1
			41,457,979	8.5

		Utilities: 3.3%
63,435		Black Hills Corp.	4,866,099	1.0
33,384		Idacorp, Inc.	3,665,897	0.7
49,104		NorthWestern Corp.	3,557,094	0.7
75,454		Portland General Electric Co.	4,292,578	0.9
			16,381,668	3.3

	Total Common Stock (Cost $495,992,838)		470,481,007	95.9

EXCHANGE-TRADED FUNDS: 1.1%
36,232	(2)	iShares Russell 2000 ETF	5,392,771	1.1

	Total Exchange-Traded Funds (Cost $5,742,357)		5,392,771	1.1

	Total Long-Term Investments (Cost $501,735,195)		475,873,778	97.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.9%
		Repurchase Agreements(3): 3.1%
1,033,344	(3)	BNP Paribas S.A., Repurchase Agreement dated 08/30/19, 2.15%, due 09/03/19 (Repurchase Amount $1,033,587, collateralized by various U.S. Government Securities, 0.000%-8.750%, Market Value plus accrued interest $1,054,011, due 10/24/19-11/15/48)	1,033,344	0.2

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(3) (continued)
3,488,431	(3)	HSBC Securities USA, Repurchase Agreement dated 08/30/19, 2.17%, due 09/03/19 (Repurchase Amount $3,489,261, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-5.500%, Market Value plus accrued interest $3,558,200, due 01/01/27-07/01/56)	$3,488,431	0.7
3,488,431	(3)	National Bank Financial, Repurchase Agreement dated 08/30/19, 2.19%, due 09/03/19 (Repurchase Amount $3,489,268, collateralized by various U.S. Government Securities, 0.000%-6.750%, Market Value plus accrued interest $3,558,192, due 09/03/19-05/15/44)	3,488,431	0.7
3,488,431	(3)	Nomura Securities, Repurchase Agreement dated 08/30/19, 2.17%, due 09/03/19 (Repurchase Amount $3,489,261, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,558,200, due 11/14/19-09/20/68)	3,488,431	0.8
3,488,431	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 08/30/19, 2.16%, due 09/03/19 (Repurchase Amount $3,489,257, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-7.000%, Market Value plus accrued interest $3,558,200, due 01/17/20-09/09/49)	3,488,431	0.7
			14,987,068	3.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.8%
13,865,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.000% (Cost $13,865,000)	$13,865,000	2.8

		Total Short-Term Investments (Cost $28,852,068)	28,852,068	5.9

		Total Investments in Securities (Cost $530,587,263)	$504,725,846	102.9
		Liabilities in Excess of Other Assets	(13,992,604)	(2.9)
		Net Assets	$490,733,242	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2019.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$470,481,007	$–	$–	$470,481,007
Exchange-Traded Funds	5,392,771	–	–	5,392,771
Short-Term Investments	13,865,000	14,987,068	–	28,852,068
Total Investments, at fair value	$489,738,778	$14,987,068	$–	$504,725,846

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $533,770,040.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$24,293,526
Gross Unrealized Depreciation	(53,337,720)

Net Unrealized Depreciation	$(29,044,194)